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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $ 46,840
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   COM           004934105     $1,314      122,500    SH          SHARED       NONE       122,500
Aercap Holdings NV                  SHS           N00985106     $1,187       47,700    SH          SHARED       NONE        47,700
Affiliated Computer Services Inc    CL A          008190100     $402          8,000    SH          SHARED       NONE         8,000
Applied Signal Technology, Inc.     COM           038237103     $318         23,500    SH          SHARED       NONE        23,500
AZZ Incorporated                    COM           002474104     $629         18,000    SH          SHARED       NONE        18,000
BJ Services Company                 COM           055482103     $507         19,100    SH          SHARED       NONE        19,100
Bois d'Arc Energy, Inc.             COM           09738U103     $376         19,600    SH   CALL   SHARED       NONE        19,600
Callidus Software                   COM           13123E500     $362         42,100    SH          SHARED       NONE        42,100
Chart Industries, Inc.              COM           16115Q308     $1,013       31,500    SH          SHARED       NONE        31,500
Chicago Bridge and Iron Company NV  NY REG SH     167250109     $323          7,500    SH          SHARED       NONE         7,500
CIBER, Inc.                         COM           17163B102     $725         92,800    SH          SHARED       NONE        92,800
Clean Harbors, Inc.                 COM           184496107     $779         17,500    SH          SHARED       NONE        17,500
Comstock Resources Inc.             COM NEW       205768203     $1,234       40,000    SH          SHARED       NONE        40,000
Concurrent Computer Corporation     COM           206710204     $181        139,600    SH          SHARED       NONE       139,600
Downey Financial Corp.              COM           261018105     $422          7,300    SH          SHARED       NONE         7,300
Dresser-Rand Group, Inc.            COM           261608103     $1,089       25,500    SH          SHARED       NONE        25,500
Dycom Industries, Inc.              COM           267475101     $867         28,300    SH          SHARED       NONE        28,300
Entegris Inc                        COM           29362U104     $458         52,800    SH          SHARED       NONE        52,800
First Marblehead Corporation        COM           320771108     $376          9,900    SH          SHARED       NONE         9,900
Forest Oil Corporation              COM PAR $.01  346091705     $224          5,200    SH          SHARED       NONE         5,200
Fred's, Inc.                        CL A          356108100     $421         40,000    SH          SHARED       NONE        40,000
Genworth Financial Inc.             COM CL A      37247D106     $701         22,800    SH          SHARED       NONE        22,800
Gerber Scientific, Inc.             COM           373730100     $1,057       97,400    SH          SHARED       NONE        97,400
Houston Wire and Cable Company      COM           44244K109     $531         29,300    SH          SHARED       NONE        29,300
iShares Trust                       RSSLL MDCP    464287499     $1,777       22,200    SH   PUT    SHARED       NONE        22,200
iShares Trust                       RSSLL MDCP    464287499     $800         10,000    SH   PUT    SHARED       NONE        10,000
iShares Trust                       RSSLL MCP VL  464287473     $1,098       14,300    SH   PUT    SHARED       NONE        14,300
iShares Trust                       RSSLL MDCP    464287499     $1,001       12,500    SH   PUT    SHARED       NONE        12,500
Janus Capital Group Inc.            COM           47102X105     $317         11,200    SH   PUT    SHARED       NONE        11,200
Johnson & Johnson                   COM           478160104     $545          8,300    SH   CALL   SHARED       NONE         8,300
Johnson & Johnson                   COM           478160104     $545          8,300    SH          SHARED       NONE         8,300
Kelly Services Inc                  CL A          488152208     $592         29,900    SH          SHARED       NONE        29,900
Lighting Science Group Corporation  COM           53224G103     $180        399,900    SH          SHARED       NONE       399,900
Lundin Mining Corporation           COM           550372106     $579         45,200    SH          SHARED       NONE        45,200
Merit Medical Systems Inc           COM           589889104     $537         41,400    SH          SHARED       NONE        41,400
Midcap SPDR Trust                   UNIT SER 1    595635103     $1,609       10,000    SH   PUT    SHARED       NONE        10,000
Midcap SPDR Trust                   UNIT SER 1    595635103     $1,174        7,300    SH   PUT    SHARED       NONE         7,300
Midcap SPDR Trust                   UNIT SER 1    595635103     $1,609       10,000    SH   PUT    SHARED       NONE        10,000
MTC Technologies Inc                COM           55377A106     $199         10,300    SH          SHARED       NONE        10,300
Newfield Exploration Company        COM           651290108     $616         12,800    SH          SHARED       NONE        12,800
Newpark Resources, Inc.             COM NEW       651718504     $93          17,400    SH          SHARED       NONE        17,400
Northgate Minerals Corp             COM           666416102     $314        110,500    SH          SHARED       NONE       110,500
Owens Corning Inc.                  COM           690742101     $98           3,900    SH   PUT    SHARED       NONE         3,900
Owens Corning Inc.                  COM           690742101     $283         11,300    SH   PUT    SHARED       NONE        11,300
Packeteer, Inc.                     COM           695210104     $166         21,900    SH          SHARED       NONE        21,900
Plexus Corp.                        COM           729132100     $488         17,800    SH          SHARED       NONE        17,800
PowerSecure International, Inc.     COM           73936N105     $485         38,900    SH          SHARED       NONE        38,900
Powershares QQQ Trust               UNIT SER 1    73935A104     $550         10,700    SH   PUT    SHARED       NONE        10,700
QAD Inc.                            COM           74727D108     $506         58,400    SH          SHARED       NONE        58,400
Rex Energy Corporation              COM           761565100     $530         65,800    SH          SHARED       NONE        65,800
Rosetta Resources, Inc.             COM           777779307     $325         17,700    SH          SHARED       NONE        17,700
Sauer-Danfoss Inc                   COM           804137107     $816         30,600    SH          SHARED       NONE        30,600
Seachange International Inc         COM           811699107     $1,121      162,000    SH          SHARED       NONE       162,000
Sensient Technologies Corporation   COM           81725T100     $1,045       36,200    SH          SHARED       NONE        36,200
Skyworks Solutions, Inc.            COM           83088M102     $487         53,900    SH          SHARED       NONE        53,900
SMART Modular Technologies, Inc.    ORD SHS       G82245104     $676         94,600    SH          SHARED       NONE        94,600
SPDR Trust Series 1                 UNIT SER 1    78462F103     $1,022        6,700    SH   PUT    SHARED       NONE         6,700
SPDR Trust Series 1                 UNIT SER 1    78462F103     $1,541       10,100    SH   PUT    SHARED       NONE        10,100
Spherion Corporation                COM           848420105     $303         36,700    SH          SHARED       NONE        36,700
Steelcase Inc.                      COM           858155203     $1,066       59,300    SH          SHARED       NONE        59,300
Steelcase Inc.                      COM           858155203     $221         12,300    SH   CALL   SHARED       NONE        12,300
Sunoco Inc                          COM           86764P109     $368          5,200    SH          SHARED       NONE         5,200
The Hanover Insurance Group Inc.    COM           410867105     $1,153       26,100    SH          SHARED       NONE        26,100
Thomas & Betts Corporation          COM           884315102     $522          8,900    SH          SHARED       NONE         8,900
Tween Brands Inc.                   COM           901166108     $381         11,600    SH          SHARED       NONE        11,600
Vishay Intertechnology Inc          COM           928298108     $633         48,600    SH          SHARED       NONE        48,600
Bill Barrett Corp                   COM           06846N104     $343          8,700    SH   PUT    SHARED       NONE         8,700
Ceridian Corp New                   COM           156779100     $330          9,500    SH   PUT    SHARED       NONE         9,500
Goldman Sachs Group Inc             COM           38141G104     $542          2,500    SH   PUT    SHARED       NONE         2,500
Regional Bank Holders Trust         DEP RCPT      75902E100     $786          5,300    SH   PUT    SHARED       NONE         5,300
Retail Holders Trust                DEP RCPT      76127U101     $441          4,400    SH   PUT    SHARED       NONE         4,400
Select Sector SPDR Trust            SPI INT-ENGY  81369Y506     $531          7,100    SH   PUT    SHARED       NONE         7,100

								$46,840









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